Portfolio of Investments (unaudited)
As of January 31, 2023
abrdn Asia-Pacific Income Fund, Inc.

	Principal Amount		Value
CORPORATE BONDS—75.6%
AUSTRALIA—6.1%
Australia & New Zealand Banking Group Ltd.
(fixed rate to 06/15/2026, variable rate thereafter), 6.75%, 06/15/2026(a)(b)		$6,000,000	$ 6,051,000
5.91%, 08/12/2032(c)	AUD	900,000	636,486
Emeco Pty. Ltd., 6.25%, 07/10/2026(c)		1,000,000	657,386
Macquarie Bank Ltd., 3.62%, 06/03/2030(a)		$6,845,000	5,902,311
Mineral Resources Ltd., 8.00%, 11/01/2027(a)(c)		6,850,000	7,013,030
National Australia Bank Ltd., 3.50%, 06/09/2025		2,000,000	1,949,007
Qantas Airways Ltd., 5.25%, 09/09/2030(a)(c)	AUD	2,270,000	1,510,089
QBE Insurance Group Ltd., (fixed rate to 05/12/2025, variable rate thereafter), 5.88%, 05/12/2025(a)(b)		$4,000,000	3,940,000
Santos Finance Ltd., 4.13%, 09/14/2027(a)(c)		9,100,000	8,496,033
Transurban Queensland Finance Pty Ltd., 3.25%, 08/05/2031(c)	AUD	410,000	237,324
Wesfarmers Ltd., 2.55%, 06/23/2031(a)(c)		23,600,000	13,398,321
Westpac Banking Corp., 4.11%, 04/15/2025	SGD	250,000	188,973
Total Australia			49,979,960
BAHRAIN—0.3%
Oil & Gas Holding Co. BSCC (The), 7.50%, 10/25/2027(a)		$2,500,000	2,595,430
CHINA—14.2%
Central China Real Estate Ltd.
7.25%, 04/24/2023(a)(c)		200,000	89,729
7.65%, 08/27/2023(a)(c)		1,110,000	405,590
7.90%, 11/07/2023(a)(c)		800,000	276,427
7.75%, 05/24/2024(a)(c)		3,500,000	1,136,878
Central Huijin Investment Ltd., 3.02%, 03/13/2025	CNY	30,000,000	4,443,592
China Construction Bank Corp., 3.45%, 08/10/2031(c)		50,000,000	7,311,571
China Evergrande Group, 8.75%, 06/28/2025(a)(c)(d)(e)		$12,500,000	1,287,500
China Oil & Gas Group Ltd., 4.70%, 06/30/2026(a)(c)		3,595,000	3,207,100
CIFI Holdings Group Co. Ltd., 5.95%, 10/20/2025(a)(c)(d)		1,300,000	402,395
CNAC HK Finbridge Co. Ltd.
5.13%, 03/14/2028(a)		3,320,000	3,280,226
3.88%, 06/19/2029(a)		3,600,000	3,298,643
Country Garden Holdings Co. Ltd.
7.25%, 04/08/2026(a)(c)(e)		4,161,000	3,162,360
3.30%, 01/12/2031(a)(c)(e)		2,522,000	1,462,069
ENN Clean Energy International Investment Ltd., 3.38%, 05/12/2026(a)(c)		4,526,000	4,122,249
	Principal Amount		Value

Gansu Provincial Highway Aviation Tourism Investment Group Co. Ltd., 3.25%, 11/03/2023(a)		$3,600,000	$ 3,349,800
Geely Automobile Holdings Ltd.
(fixed rate to 12/09/2024, variable rate thereafter), 4.00%, 12/09/2024(a)(b)		3,000,000	2,824,174
VRN, 4.00%, 12/09/2024(a)(b)		2,500,000	2,353,478
GLP China Holdings Ltd., 2.95%, 03/29/2026(a)		3,962,000	3,113,736
Huarong Finance II Co. Ltd.
5.50%, 01/16/2025(a)		6,700,000	6,495,879
5.00%, 11/19/2025(a)		2,400,000	2,271,625
Industrial & Commercial Bank of China Ltd.
Series A, 4.15%, 11/16/2030(c)	CNY	50,000,000	7,503,138
Series A, 3.28%, 01/20/2032(c)		30,000,000	4,346,626
Kaisa Group Holdings Ltd.
10.88%, 07/23/2023(a)(c)(d)(e)		$4,603,000	830,382
9.75%, 09/28/2023(a)(c)(d)(e)		700,000	126,279
11.95%, 11/12/2023(a)(c)(d)(e)		3,941,000	710,952
Lenovo Group Ltd., 6.54%, 07/27/2032(a)(c)		5,600,000	5,765,436
Logan Group Co. Ltd.
6.50%, 07/16/2023(a)(c)(d)(e)		7,800,000	2,301,179
5.25%, 10/19/2025(a)(c)(d)(e)		7,800,000	2,301,149
Longfor Group Holdings Ltd., 3.95%, 09/16/2029(a)		5,400,000	4,505,603
New Metro Global Ltd., 4.80%, 12/15/2024(a)(c)		1,416,000	1,205,271
Shandong Iron & Steel Xinheng International Co. Ltd., 6.50%, 11/05/2023(a)		3,754,000	3,725,920
Shandong Iron And Steel Xinheng International Co. Ltd., 4.80%, 07/28/2024(a)		2,040,000	1,953,300
Shimao Group Holdings Ltd.
6.13%, 02/21/2024(a)(c)(d)(e)		4,400,000	991,367
5.60%, 07/15/2026(a)(c)(d)(e)		2,800,000	648,605
Shui On Development Holding Ltd., 5.50%, 03/03/2025(a)(c)		2,000,000	1,811,000
Sunac China Holdings Ltd.
5.95%, 04/26/2024(a)(c)(d)(e)		690,000	201,825
6.80%, 10/20/2024(a)(c)(d)(e)		5,714,000	1,621,230
7.00%, 07/09/2025(a)(c)(d)(e)		1,786,000	522,405
Tencent Holdings Ltd., 2.39%, 06/03/2030(a)(c)		3,300,000	2,777,891
Times China Holdings Ltd., 6.20%, 03/22/2026(a)(c)(d)(e)		7,100,000	1,360,579
Wanda Properties Global Co. Ltd., 11.00%, 01/20/2025(a)		2,700,000	2,659,617
Weibo Corp., 3.38%, 07/08/2030(c)		6,000,000	5,012,546
Xiaomi Best Time International Ltd., 2.88%, 07/14/2031(a)(c)		3,180,000	2,499,449
Yuzhou Group Holdings Co. Ltd., 8.30%, 05/27/2025(a)(c)(e)		7,000,000	1,077,833

See accompanying  Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (continued)
As of January 31, 2023
abrdn Asia-Pacific Income Fund, Inc.

	Principal Amount		Value
CORPORATE BONDS (continued)
CHINA (continued)
Zhenro Properties Group Ltd.
7.88%, 04/14/2024(a)(c)(d)(e)		$4,000,000	$ 349,119
7.10%, 09/10/2024(a)(c)(d)(e)		1,000,000	87,468
6.63%, 01/07/2026(a)(c)(d)(e)		10,457,000	909,448
Zhongsheng Group Holdings Ltd., 3.00%, 01/13/2026(a)(c)		4,156,000	3,758,160
Total China			115,858,798
GERMANY—0.9%
Landwirtschaftliche Rentenbank, 4.75%, 04/08/2024(f)	AUD	10,000,000	7,136,722
HONG KONG—5.0%
AIA Group Ltd., 5.63%, 10/25/2027(a)(c)		$5,000,000	5,206,353
CAS Capital No. 1 Ltd., (fixed rate to 07/12/2026, variable rate thereafter), 4.00%, 07/12/2026(a)(b)		7,000,000	6,170,500
Far East Horizon Ltd., 4.25%, 10/26/2026(a)		3,670,000	3,227,538
Hutchison Whampoa Finance CI Ltd., 7.50%, 08/01/2027(a)		15,500,000	17,235,770
Hutchison Whampoa International 03/33 Ltd., 7.45%, 11/24/2033(a)		980,000	1,176,245
Melco Resorts Finance Ltd., 5.75%, 07/21/2028(a)(c)		3,500,000	3,137,943
Prudential PLC, 2.95%, 11/03/2033(a)(c)		3,600,000	3,117,722
Vanke Real Estate Hong Kong Co. Ltd., 3.50%, 11/12/2029(a)		1,840,000	1,536,216
Total Hong Kong			40,808,287
INDIA—16.7%
Adani Electricity Mumbai Ltd., 3.95%, 02/12/2030(a)		3,702,000	2,761,820
Adani Green Energy UP Ltd. / Prayatna Developers Pvt Ltd. / Parampujya Solar Energy, 6.25%, 12/10/2024(a)		5,230,000	4,883,310
Adani Transmission Step-One Ltd.
4.00%, 08/03/2026(a)		1,550,000	1,246,401
4.25%, 05/21/2036(a)(g)		3,388,450	2,528,364
Axis Bank Ltd.
Series 3, 7.60%, 10/20/2023	INR	200,000,000	2,433,156
Series 1, 8.85%, 12/05/2024		500,000,000	6,199,182
Axis Bank Ltd./Gift City, (fixed rate to 09/08/2026, variable rate thereafter), 4.10%, 09/08/2026(a)(b)		$10,900,000	9,646,251
Bharti Airtel International Netherlands BV, 5.35%, 05/20/2024(a)		378,000	377,573
CA Magnum Holdings, 5.38%, 10/31/2026(a)(c)		800,000	744,000
	Principal Amount		Value

GMR Hyderabad International Airport Ltd.
5.38%, 04/10/2024(a)		$4,173,000	$ 4,120,837
4.75%, 02/02/2026(a)		1,200,000	1,113,600
Greenko Wind Projects Mauritius Ltd., 5.50%, 04/06/2025(a)(c)		8,206,000	7,736,151
HDFC Bank Ltd.
(fixed rate to 08/25/2026, variable rate thereafter), 3.70%, 08/25/2026(a)(b)		7,304,000	6,358,257
Series 1, 7.95%, 09/21/2026	INR	750,000,000	9,236,455
Housing Development Finance Corp. Ltd. Series Q003, 7.90%, 08/24/2026		100,000,000	1,215,772
ICICI Bank Ltd.
7.60%, 10/07/2023		100,000,000	1,216,597
9.15%, 08/06/2024		250,000,000	3,113,986
IIFL Finance Ltd. EMTN, 5.88%, 04/20/2023(a)		$5,732,000	5,646,020
India Green Power Holdings, 4.00%, 02/22/2027(a)(c)(g)		7,072,000	6,159,651
Indiabulls Housing Finance Ltd., 9.00%, 04/29/2026	INR	100,000,000	1,152,423
Indian Railway Finance Corp. Ltd. Series 129, 8.45%, 12/04/2028		50,000,000	637,615
JSW Infrastructure Ltd., 4.95%, 01/21/2029(a)(c)		$3,420,000	3,029,635
National Highways Authority of India, 7.70%, 09/13/2029	INR	150,000,000	1,838,291
NTPC Ltd.
Series 60, 8.05%, 05/05/2026		50,000,000	617,406
Series 61-B, 8.10%, 05/27/2026		250,000,000	3,091,859
Periama Holdings LLC, 5.95%, 04/19/2026(a)		$3,280,000	3,150,112
Power Finance Corp. Ltd.
Series 125, 8.65%, 12/28/2024	INR	400,000,000	4,946,856
Series 130C, 8.39%, 04/19/2025		250,000,000	3,086,743
6.15%, 12/06/2028(a)		$7,112,000	7,288,164
Power Grid Corp. of India Ltd.
8.13%, 04/25/2027	INR	150,000,000	1,859,898
Series LIII, 8.13%, 04/25/2028		500,000,000	6,284,101
REC Ltd.
Series 180A, 8.10%, 06/25/2024		150,000,000	1,839,464
Series 123, 9.34%, 08/25/2024		150,000,000	1,867,054
Reliance Industries Ltd., 4.13%, 01/28/2025(a)		$4,800,000	4,707,353
Shriram Finance Ltd., 4.40%, 03/13/2024(a)		8,000,000	7,710,000
State of Maharashtra India, 7.20%, 08/09/2027	INR	300,000,000	3,613,133
UPL Corp. Ltd., 4.63%, 06/16/2030(a)		$3,327,000	2,753,135
Total India			136,210,625
INDONESIA—4.7%
Bank Mandiri Persero Tbk PT, 4.75%, 05/13/2025(a)		2,198,000	2,175,468

See accompanying  Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (continued)
As of January 31, 2023
abrdn Asia-Pacific Income Fund, Inc.

	Principal Amount		Value
CORPORATE BONDS (continued)
INDONESIA (continued)
Bank Rakyat Indonesia Persero Tbk PT Series OB, 8.25%, 08/24/2024	IDR	10,000,000,000	$ 683,256
Bank Tabungan Negara Persero Tbk PT, 4.20%, 01/23/2025(a)		$7,300,000	6,938,650
FPC Treasury Ltd., 4.50%, 04/16/2023(a)		5,326,000	5,288,718
Hutama Karya Persero PT, 3.75%, 05/11/2030(a)(c)(f)		3,766,000	3,446,918
LLPL Capital Pte Ltd., 6.88%, 02/04/2039(a)(g)		5,225,850	4,846,709
Medco Oak Tree Pte Ltd., 7.38%, 05/14/2026(a)(c)		4,565,000	4,569,565
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
Series OB, 8.25%, 07/05/2023	IDR	12,000,000,000	808,542
6.15%, 05/21/2048(a)		$3,129,000	3,038,492
Tower Bersama Infrastructure Tbk PT, 2.75%, 01/20/2026(a)(c)		7,181,000	6,610,110
Total Indonesia			38,406,428
KAZAKHSTAN—0.7%
Development Bank of Kazakhstan JSC, 10.95%, 05/06/2026(a)	KZT	3,265,000,000	5,744,579
KUWAIT—0.8%
MEGlobal Canada ULC, 5.00%, 05/18/2025(a)		$6,759,000	6,697,628
MACAO—1.6%
MGM China Holdings Ltd., 5.88%, 05/15/2026(a)(c)		3,500,000	3,312,050
Sands China Ltd., 5.63%, 08/08/2025(c)		4,900,000	4,871,064
Wynn Macau Ltd., 5.50%, 10/01/2027(a)(c)		6,000,000	5,370,000
Total Macao			13,553,114
MALAYSIA—1.9%
CIMB Group Holdings Bhd, 4.95%, 03/29/2028(c)	MYR	5,000,000	1,178,934
DRB-Hicom Bhd IMTN, 5.10%, 12/12/2029		5,000,000	1,172,253
Malayan Banking Bhd IMTN, 4.08%, 09/25/2024(b)(e)		5,000,000	1,168,845
Pengerang LNG Two Sdn Bhd
IMTN, 2.86%, 10/20/2028		5,000,000	1,087,394
IMTN, 2.92%, 10/19/2029		5,000,000	1,075,145
Petroleum Sarawak Exploration & Production Sdn Bhd IMTN, 4.10%, 03/19/2031		10,000,000	2,289,599
Press Metal Aluminium Holdings Bhd IMTN, 4.00%, 08/15/2025		5,000,000	1,165,961
TNB Global Ventures Capital Bhd, 3.24%, 10/19/2026(a)		$7,000,000	6,550,390
Total Malaysia			15,688,521
MEXICO—0.9%
Petroleos Mexicanos, 7.19%, 09/12/2024(a)	MXN	145,000,000	7,072,896
Principal Amount			Value

MONGOLIA—0.3%
Studio City Finance Ltd., 5.00%, 01/15/2029(a)(c)		$3,500,000	$ 2,842,718
NORWAY—0.6%
Kommunalbanken AS, 4.50%, 04/17/2023(a)	AUD	7,000,000	4,951,792
PHILIPPINES—5.1%
AC Energy Finance International Ltd., 5.10%, 11/25/2025(a)(b)		$6,800,000	5,239,400
Globe Telecom, Inc., (fixed rate to 08/02/2026, variable rate thereafter), 4.20%, 08/02/2026(a)(b)		4,097,000	3,768,011
ICTSI Treasury BV, 5.88%, 09/17/2025(a)		7,000,000	6,944,700
Manila Water Co., Inc., 4.38%, 07/30/2030(a)(c)		11,000,000	9,658,000
Megaworld Corp., 4.25%, 04/17/2023(a)		9,086,000	8,954,253
Royal Capital BV, (fixed rate to 05/05/2024, variable rate thereafter), 4.88%, 05/05/2024(a)(b)		7,000,000	6,825,000
Total Philippines			41,389,364
REPUBLIC OF KOREA—3.4%
Busan Bank Co. Ltd., 3.63%, 07/25/2026(a)		11,400,000	10,417,434
Hanwha Totalenergies Petrochemical Co. Ltd., 3.88%, 01/23/2024(a)		3,300,000	3,247,364
Kookmin Bank, 2.50%, 11/04/2030(a)		2,000,000	1,633,578
Kyobo Life Insurance Co. Ltd., (fixed rate to 06/15/2027, variable rate thereafter), 5.90%, 06/15/2052(a)(c)		2,155,000	2,089,811
Shinhan Bank Co. Ltd., 4.50%, 03/26/2028(a)		5,900,000	5,588,775
SK Hynix, Inc., 2.38%, 01/19/2031(a)		2,071,000	1,569,467
Tongyang Life Insurance Co. Ltd., (fixed rate to 09/22/2025, variable rate thereafter), 5.25%, 09/22/2025(a)(b)		3,650,000	3,120,750
Total Republic of Korea			27,667,179
SAUDI ARABIA—0.4%
Saudi Electricity Global Sukuk Co. 3, 5.50%, 04/08/2044(a)		2,976,000	3,132,169
SINGAPORE—1.9%
DBS Group Holdings Ltd.
(fixed rate to 02/27/2025, variable rate thereafter), 3.30%, 02/27/2025(a)(b)		3,600,000	3,401,436
(fixed rate to 12/11/2023, variable rate thereafter), 4.52%, 12/11/2028(a)(c)		2,400,000	2,379,456

See accompanying  Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (continued)
As of January 31, 2023
abrdn Asia-Pacific Income Fund, Inc.

Principal Amount		Value
CORPORATE BONDS (continued)
SINGAPORE (continued)
GLP Pte Ltd., (fixed rate to 05/17/2026, variable rate thereafter), 4.50%, 05/17/2026(a)(b)	$4,538,000	$ 3,063,150
Vena Energy Capital Pte Ltd., 3.13%, 02/26/2025(a)	7,000,000	6,515,427
Total Singapore		15,359,469
SOUTH KOREA—1.3%
SK Hynix, Inc.
REGS, 2.38%, 01/19/2031(a)	7,000,000	5,304,813
6.50%, 01/17/2033(a)	5,400,000	5,476,317
Total South Korea		10,781,130
THAILAND—3.2%
Bangkok Bank PCL
9.03%, 03/15/2029(a)	1,200,000	1,362,037
(fixed rate to 09/25/2029, variable rate thereafter), 3.73%, 09/25/2034(a)(c)	6,900,000	6,061,098
GC Treasury Center Co. Ltd., 4.40%, 03/30/2032(a)(c)	4,209,000	3,869,078
Krung Thai Bank PCL, (fixed rate to 03/25/2026, variable rate thereafter), 4.40%, 03/25/2026(a)(b)	7,000,000	6,468,000
Minor International PCL, (fixed rate to 06/29/2023, variable rate thereafter), 3.10%, 06/29/2023(a)(b)	5,800,000	5,705,460
PTTEP Treasury Center Co. Ltd., 3.90%, 12/06/2059(a)	3,342,000	2,419,727
Total Thailand		25,885,400
UNITED ARAB EMIRATES—1.9%
DP World Ltd., 6.85%, 07/02/2037(a)	2,700,000	3,051,713
Galaxy Pipeline Assets Bidco Ltd., 2.63%, 03/31/2036(a)(g)	7,237,000	5,910,853
MAF Global Securities Ltd., (fixed rate to 03/20/2026, variable rate thereafter), 6.38%, 03/20/2026(a)(b)	6,500,000	6,402,500
Total United Arab Emirates		15,365,066
UNITED KINGDOM—2.6%
HSBC Holdings PLC, (fixed rate to 03/23/2023, variable rate thereafter), 6.25%, 03/23/2023(b)	6,260,000	6,260,000
Standard Chartered PLC
(fixed rate to 04/02/2023, variable rate thereafter), 7.75%, 04/02/2023(a)(b)	2,759,000	2,772,326
4.05%, 04/12/2026(a)	5,000,000	4,861,177
6.30%, 01/09/2029(a)(c)	7,276,000	7,585,975
Total United Kingdom		21,479,478
	Principal Amount		Value

UNITED STATES—0.6%
Hyundai Capital America, 6.38%, 04/08/2030(a)(c)		$5,100,000	$ 5,360,297
VIETNAM—0.5%
Mong Duong Finance Holdings BV, 5.13%, 05/07/2029(a)(c)(g)		4,310,000	3,835,900
Total Corporate Bonds			617,802,950
GOVERNMENT BONDS—62.4%
ANGOLA—1.4%
Angolan Government International Bond, 9.50%, 11/12/2025(a)		11,000,000	11,467,060
AUSTRALIA—4.2%
Australia Government Bond Series 154, 2.75%, 11/21/2029(a)	AUD	2,300,000	1,559,775
New South Wales Treasury Corp.
4.00%, 05/20/2026(a)		7,500,000	5,356,631
3.00%, 02/20/2030(a)		13,500,000	8,970,358
Queensland Treasury Corp.
4.25%, 07/21/2023(a)		22,000,000	15,585,030
3.50%, 08/21/2030(a)		300,000	205,190
Treasury Corp. of Victoria, 2.25%, 11/20/2040		5,000,000	2,427,875
Total Australia			34,104,859
BRAZIL—2.7%
Brazil Notas do Tesouro Nacional, 10.00%, 01/01/2029	BRL	128,000,000	22,283,947
CHINA—4.6%
China Government Bond
2.68%, 05/21/2030(h)	CNY	80,000,000	11,664,911
3.27%, 11/19/2030(h)		110,000,000	16,865,598
3.02%, 05/27/2031(h)		60,000,000	9,005,364
Total China			37,535,873
COLOMBIA—0.7%
Colombian TES Series B,Series B, 10.00%, 07/24/2024	COP	28,000,000,000	5,864,235
HONG KONG—1.6%
Airport Authority, 4.88%, 01/12/2033(a)(c)		$1,350,000	1,401,617
Hong Kong Government International Bond, 5.25%, 01/11/2053(a)		1,660,000	1,853,124
Jordan Government International Bond, 7.75%, 01/15/2028(a)		9,502,000	9,812,715
Total Hong Kong			13,067,456
INDIA—4.0%
India Government Bond
6.79%, 05/15/2027	INR	325,000,000	3,898,391
7.17%, 01/08/2028		550,000,000	6,669,586
7.26%, 01/14/2029		1,340,000,000	16,296,965
9.20%, 09/30/2030		9,590,000	128,812
6.19%, 09/16/2034		500,000,000	5,486,013
Total India			32,479,767

See accompanying  Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (continued)
As of January 31, 2023
abrdn Asia-Pacific Income Fund, Inc.

	Principal Amount		Value
GOVERNMENT BONDS (continued)
INDONESIA—16.3%
Indonesia Government International Bond
8.50%, 10/12/2035(a)		$9,880,000	$ 12,819,300
7.75%, 01/17/2038(a)		6,000,000	7,410,000
5.35%, 02/11/2049		2,670,000	2,704,016
Indonesia Treasury Bond
Series FR64, 6.13%, 05/15/2028	IDR	271,570,000,000	17,829,413
Series FR71, 9.00%, 03/15/2029		200,000,000,000	14,988,125
Series FR78, 8.25%, 05/15/2029		240,000,000,000	17,360,694
Series FR82, 7.00%, 09/15/2030		65,000,000,000	4,418,526
Series FR87, 6.50%, 02/15/2031		21,000,000,000	1,383,800
Series FR73, 8.75%, 05/15/2031		300,000,000,000	22,629,086
Series FR54, 9.50%, 07/15/2031		16,000,000,000	1,245,460
7.00%, 02/15/2033		78,106,000,000	5,297,556
Series FR72, 8.25%, 05/15/2036		150,000,000,000	11,154,036
Series FR79, 8.38%, 04/15/2039		98,500,000,000	7,439,346
Series FR83, 7.50%, 04/15/2040		44,000,000,000	3,077,182
Perusahaan Penerbit SBSN Indonesia III, 4.15%, 03/29/2027(a)		$3,770,000	3,734,487
Total Indonesia			133,491,027
IRAQ—0.4%
Iraq International Bond, 5.80%, 01/15/2028(a)(c)(g)		3,125,000	2,891,938
MALAYSIA—6.6%
Malaysia Government Bond
3.48%, 06/14/2024	MYR	17,450,000	4,109,112
Series 0114, 4.18%, 07/15/2024		20,500,000	4,873,229
3.90%, 11/16/2027		48,300,000	11,472,319
Series 0513, 3.73%, 06/15/2028		17,500,000	4,156,220
2.63%, 04/15/2031		46,000,000	9,877,926
3.76%, 05/22/2040		9,793,000	2,178,054
4.70%, 10/15/2042		16,500,000	4,125,822
4.92%, 07/06/2048		30,500,000	7,833,907
4.07%, 06/15/2050		14,800,000	3,317,393
Malaysia Government Investment Issue, 3.45%, 07/15/2036		8,200,000	1,797,114
Total Malaysia			53,741,096
MALDIVES—0.2%
Maldives Sukuk Issuance Ltd., 9.88%, 04/08/2026(a)		$2,200,000	1,888,039
MEXICO—3.3%
Mexican Bonos
Series M20, 10.00%, 12/05/2024	MXN	50,000,000	2,661,321
Series M20, 8.50%, 05/31/2029		469,000,000	24,682,742
Total Mexico			27,344,063
MONGOLIA—0.8%
Development Bank of Mongolia LLC, 7.25%, 10/23/2023(a)		$7,200,000	6,945,336
	Principal Amount		Value

NIGERIA—1.4%
Nigeria Government International Bond, 8.75%, 01/21/2031(a)		$14,100,000	$ 11,463,187
PAKISTAN—2.4%
Pakistan Global Sukuk Programme Co. Ltd. (The), 7.95%, 01/31/2029(a)		6,245,000	3,778,225
Pakistan Government International Bond
8.25%, 04/15/2024(a)		7,495,000	4,256,710
8.25%, 09/30/2025(a)		5,209,000	2,703,492
6.88%, 12/05/2027(a)		18,129,000	7,614,180
7.38%, 04/08/2031(a)		2,355,000	979,209
Total Pakistan			19,331,816
PHILIPPINES—3.3%
Philippine Government Bond
6.75%, 09/15/2032	PHP	481,500,000	9,222,547
9.25%, 11/05/2034		435,710,000	9,978,027
Philippine Government International Bond, 4.20%, 03/29/2047		$2,570,000	2,255,582
Philippines Government Bonds, 8.00%, 09/30/2035	PHP	260,310,000	5,506,265
Total Philippines			26,962,421
REPUBLIC OF KOREA—2.7%
Korea Treasury Bond, 2.50%, 03/10/2052	KRW	31,500,000,000	21,908,461
SINGAPORE—1.1%
Singapore Government Bond, 3.00%, 09/01/2024	SGD	11,800,000	8,964,336
SOUTH KOREA—2.0%
Export-Import Bank of Korea, 5.13%, 01/11/2033		$1,684,000	1,764,091
Industrial Bank of Korea, 5.13%, 10/25/2024(a)		2,500,000	2,511,889
Korea Treasury Bond, 3.13%, 09/10/2027	KRW	14,500,000,000	11,670,494
Total South Korea			15,946,474
UKRAINE—0.8%
Ukraine Government Bond, 15.84%, 02/26/2025(e)	UAH	210,000,000	4,094,263
Ukraine Government International Bond, 7.38%, 09/25/2034(a)(d)(e)(g)		$10,600,000	2,096,001
Total Ukraine			6,190,264
URUGUAY—1.9%
Uruguay Government International Bond, 8.25%, 05/21/2031	UYU	674,024,434	15,647,649
Total Government Bonds			509,519,304

See accompanying  Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (continued)
As of January 31, 2023
abrdn Asia-Pacific Income Fund, Inc.

Principal Amount		Value
SHORT-TERM INVESTMENT—1.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.18%(i)	9,247,557	$ 9,247,558
Total Short-Term Investment		9,247,558
Total Investments (Cost $1,311,975,298)—139.1%		1,136,569,812
Long Term Debt Securities		(315,000,000)
Mandatory Redeemable Preferred Stock at Liquidation Value		(50,000,000)
Other Assets in Excess of Liabilities—5.6%		45,525,820
Net Assets—100.0%		$817,095,632

(a)	Denotes a security issued under Regulation S or Rule 144A.
(b)	Perpetual bond. This is a bond that has no maturity date, is redeemable and pays a steady stream of interest indefinitely. The maturity date presented for these instruments represents the next call/put date.
(c)	The maturity date presented for these instruments represents the next call/put date.
(d)	Security is in default.
(e)	Illiquid security.
(f)	Denotes the security is government guaranteed.
(g)	Sinkable security.
(h)	China A Shares. These shares are issued in local currency, traded in the local stock markets and are held through either a Qualified Foreign Institutional Investor (QFII) license or the Shanghai or Shenzhen Hong-Kong Stock Connect program.
(i)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of January 31, 2023.

AUD	Australian Dollar
BRL	Brazilian Real
CNH	Chinese Yuan Renminbi Offshore
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
EMTN	Euro Medium Term Note
IDR	Indonesian Rupiah
INR	Indian Rupee
KRW	South Korean Won
KZT	Kazakhstan Tenge
MXN	Mexican Peso
MYR	Malaysian Ringgit
PHP	Philippine Peso
PLC	Public Limited Company
SGD	Singapore Dollar
THB	Thai Baht
UAH	Ukraine Hryvna
USD	U.S. Dollar
UYU	Uruguayan Peso
VRN	Variable Rate Note

At January 31, 2023, the Fund held the following futures contracts:

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)
Long Contract Positions
Korea Treasury Bond - 10 year	404	3/21/2023	$37,139,925	$37,487,579	$347,654
United States Treasury Bond—Ultra Bond	311	3/22/2023	42,252,160	44,084,250	1,832,090
United States Treasury Note 6%—5 year	99	3/31/2023	10,689,826	10,814,977	125,151
					$2,304,895
Short Contract Positions
United States Treasury Note 6%—10 year	(1,148)	3/22/2023	$(88,895,644)	$(90,696,375)	$(1,800,731)
United States Treasury Note 6%—5 year	(114)	3/31/2023	(12,307,380)	(12,453,610)	(146,230)
					$(1,946,961)
					$357,934

At January 31, 2023, the Fund held the following forward foreign currency contracts:

Purchase Contracts Settlement Date	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
CNH/United States Dollar
04/19/2023	UBS AG	CNH	85,583,056	USD	12,712,372	$12,731,067	$18,695
Indian Rupee/United States Dollar
03/09/2023	Citibank N.A.	INR	158,641,000	USD	1,941,789	1,936,169	(5,620)
See accompanying Notes  to Portfolio of Investments.

Portfolio of Investments (unaudited)  (concluded)
As of January 31, 2023
abrdn Asia-Pacific Income Fund, Inc.

Purchase Contracts Settlement Date	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
Indonesian Rupiah/United States Dollar
04/14/2023	UBS AG	IDR	123,011,708,298	USD	8,136,955	$8,208,546	$71,591
Philippine Peso/United States Dollar
02/07/2023	Citibank N.A.	PHP	491,344,518	USD	8,565,531	8,989,576	424,045
02/07/2023	UBS AG	PHP	806,619,903	USD	14,755,827	14,757,813	1,986
05/02/2023	Citibank N.A.	PHP	51,580,126	USD	941,346	941,363	17
Singapore Dollar/United States Dollar
02/28/2023	Royal Bank of Canada	SGD	5,632,794	USD	4,165,454	4,289,842	124,388
02/28/2023	Standard Chartered Bank	SGD	31,821,325	USD	23,182,369	24,234,594	1,052,225
South Korean Won/United States Dollar
03/28/2023	Citibank N.A.	KRW	3,956,522,845	USD	3,122,305	3,216,525	94,220
Thai Baht/United States Dollar
03/15/2023	Standard Chartered Bank	THB	957,179,529	USD	27,873,521	29,120,557	1,247,036
						$108,426,052	$3,028,583

Sale Contracts Settlement Date	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/Indian Rupee
03/09/2023	Citibank N.A.	USD	2,530,847	INR	209,022,884	$2,551,065	$(20,218)
United States Dollar/Malaysian Ringgit
03/31/2023	Standard Chartered Bank	USD	24,813,344	MYR	108,116,703	25,431,899	(618,555)
United States Dollar/Philippine Peso
02/07/2023	Citibank N.A.	USD	18,396,389	PHP	1,055,549,559	19,312,198	(915,809)
02/07/2023	HSBC Bank USA N.A.	USD	4,317,673	PHP	242,414,863	4,435,191	(117,518)
05/02/2023	Citibank N.A.	USD	941,346	PHP	51,580,126	941,363	(17)
						$52,671,716	$(1,672,117)
Unrealized appreciation on forward foreign currency exchange contracts							$3,034,203
Unrealized depreciation on forward foreign currency exchange contracts							$(1,677,737)

See accompanying Notes  to Portfolio of Investments.

Notes to Portfolio of Investments
January 31, 2023 (unaudited)

1.    Summary of Significant Accounting Policies
a.    Security Valuation:
The Fund values its securities at current market value or fair value, consistent with regulatory requirements. "Fair value" is defined in the Fund's Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date. Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the "1940 Act"), the Board of Directors (the "Board") designated abrdn Asia Limited (formerly, Aberdeen Standard Investments (Asia) Limited) (“abrdn Asia” or the “Investment Manager”) or  as the valuation designee ("Valuation Designee") for the Fund to perform the fair value determinations relating to Fund investments for which market quotations are not readily available.
Long-term debt and other fixed-income securities are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service provider. If there are no current day bids, the security is valued at the previously applied bid. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size and the strategies employed by the Valuation Designee generally trade in round lot sizes. In certain circumstances, some trades may occur in smaller “odd lot” sizes which may be effected at lower, or higher, prices than institutional round lot trades. Short-term debt securities (such as commercial paper and U.S. treasury bills) having a remaining maturity of 60 days or less are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service, or on the basis of amortized cost, if it represents the best approximation of fair value. Debt and other fixed-income securities are generally determined to be Level 2 investments.
Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Fund sweeps available cash into the State Street Institutional U.S. Government Money Market Fund, which has elected to qualify as a “government money market fund” pursuant to Rule 2a-7 under the 1940 Act, and has an objective, which is not guaranteed, to maintain a $1.00 per share net asset value (“NAV”). Registered investment companies are valued at their net asset value as reported by such company. Generally, these investment types are categorized as Level 1 investments.
Derivatives are valued at fair value. Exchange traded derivatives are generally Level 1 investments and over-the-counter and centrally cleared derivatives are generally Level 2 investments. Forward foreign currency contracts are generally valued based on the bid price of the forward rates and the current spot rate. Forward exchange rate quotations are available for scheduled settlement dates, such as 1-, 3-, 6-, 9- and 12-month periods. An interpolated valuation is derived based on the actual settlement dates of the forward contracts held. Futures contracts are valued at the settlement price or at the last bid price if no settlement price is available. Interest rate swaps agreements are generally valued by an approved pricing agent based on the terms of the swap agreement (including future cash flows).
In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closed before the Valuation Time), the security is valued at fair value as determined by the Valuation Designee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Board. Under normal circumstances the Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time). A security that has been fair valued by the Manager may be classified as Level 2 or Level 3 depending on the nature of the inputs.
8